Revenue Recognition - Summary of Consideration Allocated to Performance Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Contract with customers liability current	$ 3,002	$ 1,965
Deferred revenue, net of current portion	1,322	926
Unsatisfied Training Obligations
Disaggregation of Revenue [Line Items]
Contract with customers liability current	151	104
Unsatisfied Contract-term Services
Disaggregation of Revenue [Line Items]
Contract with customers liability current	1,583	1,028
Deferred revenue, net of current portion	935	627
Total Deferred Revenue	2,518	1,655
Unsatisfied Pellet Procedures
Disaggregation of Revenue [Line Items]
Contract with customers liability current	940	833
Deferred revenue, net of current portion	387	299
Total Deferred Revenue	1,327	$ 1,132
Unsatisfied Dietary Supplements
Disaggregation of Revenue [Line Items]
Contract with customers liability current	$ 328